UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End March 31, 1999

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		Veredus Asset Management LLC
Address:	4500 Bowling Blvd. Suite 250
		Louisville, KY 40207

Form 13F File Number:	28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James R. Jenkins
Title:		V.P. & Chief Operating Officer
Phone:		(502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS		LOUISVILLE, KENTUCKY		MAY 12, 1999
  [Signature]		   [City, State]			   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.







Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		115

Form 13F Information Table Value Total:		$118,725
								(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





































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Form 13F INFORMATION TABLE










COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5

COLUMN 6
COLUMN 7
COLUMN 8





VALUE


INVESTMENT
OTHER
VOTING AUTHORITY


NAME
TITLE
CUSIP
(000s)
SHARES
PUT/CALL
DISCRTN
MGRS
SOLE
SHARE
NONE
ACT NETWORKS INC
COM
000975102
3,015
156,600

SOLE

149,900

6,700
AMERICAN EAGLE OUTFITTERS
COM
02553D108
1,936
27,000

SOLE

25,800

1,200
AMES DEPARTMENT STORES
COM
030789507
4,655
125,400

SOLE

121,500

3,900
AMGEN INC
COM
031162100
524
7,000

SOLE

7,000


ANNTAYLOR STORES
COM
036115103
3,376
76,400

SOLE

74,100

2,300
ANTEC CORP
COM
03664P105
2,176
101,200

SOLE

96,400

4,800
APPLIED MICRO CIRCUITS
COM
03822W109
2,138
50,000

SOLE

50,000


AUTOMOBILE PROTECTION
COM
052905106
100
12,500

SOLE

2,500

10,000
BANK OF AMERICA CORPORATION
COM
160505104
162
2,300

SOLE

450

1,850
BINDVIEW DEV CORP
COM
090327107
2,213
71,100

SOLE

67,600

3,500
BIOCHEM PHARMA INC
COM
09058T108
1,765
82,800

SOLE

82,800


CATHERINES STORES
COM
14916F100
1,537
219,500

SOLE

205,300

14,200
CELLSTAR CORP
COM
150925105
2,730
263,100

SOLE

251,700

11,400
CHASE MANHATTAN CORP - NEW
COM
16161A108
732
9,000

SOLE

7,400

1,600
CIENA CORPORATION
COM
171779101
2,268
100,800

SOLE

100,800


COMPUTER NETWORK TECHNOLOGY
COM
204925101
1,404
87,100

SOLE

87,100


CONEXANT SYSTEMS INC
COM
207142100
1,573
56,800

SOLE

56,800


CUTTER & BUCK INC
COM
232217109
2,970
92,800

SOLE

88,700

4,100
DIDAX INC
COM
253624100
525
47,700

SOLE

37,700

10,000
DM MANAGEMENT CO
COM
233233105
2,253
144,200

SOLE

138,700

5,500
E-TEK DYNAMICS INC
COM
269240107
2,680
74,700

SOLE

71,200

3,500
EXCALIBUR TECHNOLOGIES CORP
COM
300651205
457
35,000

SOLE

35,000


FORD MOTOR CO
COM
345370100
57
1,000

SOLE

1,000


FORE SYSTEMS INC
COM
345449102
2,416
127,800

SOLE

127,800


FORTE SOFTWARE INC
COM
349546101
126
27,200

SOLE

5,200

22,000
FRONTIER AIRLINES
COM
359065109
2,115
214,200

SOLE

204,200

10,000
GAP INC
COM
364760108
67
1,000

SOLE

1,000


GEMSTAR INTERNATIONAL
COM
G3788V106
2,487
33,050

SOLE

31,450

1,600
GENERAL MOTORS CORP
COM
370442105
305
3,500

SOLE

3,500


GENESCO INC
COM
371532102
3,407
368,300

SOLE

368,300


GENZYME CORP.
COM
372917104
2,532
50,200

SOLE

50,200


HAIN FOOD GROUP
COM
405219106
2,166
131,300

SOLE

125,100

6,200
HARMONIC LIGHTWAVES
COM
413160102
2,870
103,900

SOLE

99,400

4,500
HELIX TECHNOLOGY
COM
423319102
1,090
70,900

SOLE

67,900

3,000
HOME DEPOT INC
COM
437076102
598
9,600

SOLE

7,500

2,100
HOMESEEKERS.COM INC
COM
437605108
269
40,000

SOLE

25,900

14,100
INFOCURE CORP
COM
45665A108
2,224
79,800

SOLE

76,300

3,500
JAN BELL MARKETING INC
COM
470760109
905
195,700

SOLE

195,700


JONES INTERCABLE INC CL A
COM
480206200
3,250
82,400

SOLE

82,400


LASER VISION CENTERS INC
COM
51807H100
1,868
49,000

SOLE

49,000


LASERSIGHT INC
COM
517924106
2,505
477,200

SOLE

446,700

30,500
MAYTAG CORP
COM
578592107
60
1,000

SOLE

1,000


MCI WORLDCOM INC.
COM
55268B106
89
1,000

SOLE

1,000


MEDIMMUNE INC
COM
584699102
3,732
63,050

SOLE

60,850

2,200
MERRILL LYNCH & CO INC
COM
590188108
212
2,400

SOLE

950

1,450
NATIONAL DISC BROKERS GROUP
COM
635646102
1,406
50,000

SOLE

47,800

2,200
NAVISTAR INTERNATIONAL CORP
COM
63934E108
7,266
180,800

SOLE

174,300

6,500
NOODLE KIDOODLE INC
COM
655370104
139
21,000

SOLE

4,000

17,000
PF CHANGS CHINA BISTRO INC
COM
69333Y108
3,514
115,200

SOLE

110,400

4,800
POWERWAVE TECHNOLOGIES INC
COM
739363109
1,793
63,200

SOLE

63,200


REPUBLIC BANCORP INC-KY CL A
COM
760281204
405
36,800

SOLE

36,800


SEGUE SOFTWARE INC
COM
815807102
628
65,200

SOLE

61,800

3,400
SELECT COMFORT CORP
COM
81616X103
2,024
72,600

SOLE

72,600


SKYWEST INC
COM
830879102
2,093
72,500

SOLE

69,200

3,300
TERAYON COMMUNICATION SYS
COM
880775101
800
20,000

SOLE

19,100

900
TIMBERLINE SOFTWARE CORP
COM
887134104
341
30,000

SOLE

30,000


TIME WARNER INC
COM
887315109
57
800

SOLE

800


TLC THE LASER CENTER INC
COM
872934104
1,609
50,000

SOLE

50,000


TOTAL ENTERTAINMENT RESTAURANT
COM
89150E100
908
191,100

SOLE

174,100

17,000
TRANSIT GROUP INC
COM
893691105
45
10,000

SOLE

10,000


TRANSWITCH CORP
COM
894065101
1,566
34,600

SOLE

34,600


TURBOCHEF INC
COM
900006107
1,863
188,700

SOLE

178,700

10,000
UNIPHASE CORP
COM
909149106
8,013
69,600

SOLE

68,800

800
VIDEOSERVER INC
COM
926918103
611
78,800

SOLE

70,900

7,900
VITESSE SEMICONDUCTOR CORP
COM
928497106
1,997
39,450

SOLE

39,450


WEBSTER FINL CORP
COM
947890109
2,298
79,600

SOLE

79,600


WILLIAMS SONOMA INC
COM
969904101
2,365
83,700

SOLE

79,900

3,800
ZIFF-DAVIS INC
COM
989511100
16
750

SOLE

750


CALL CITIGROUP  APR 060
COM
172967101
98
200
CALL
SOLE

200


PUT  APPLIED MAT  APR 060 PSE
COM
038222105
30
150
PUT
SOLE

150


PUT  IBM          APR 175 CBOE
COM
459200101
33
100
PUT
SOLE

100


PUT  INTEL CORP APR 120 AMEX
COM
458140100
54
100
PUT
SOLE

100


PUT  INTEL CORP APR 125 AMEX
COM
458140100
89
100
PUT
SOLE

100


PUT  MICRON TECH  APR 055
COM
595112103
78
100
PUT
SOLE

100


PUT  TEXAS INSTRS APR 095 CBOE
COM
882508104
29
100
PUT
SOLE

100


PUT  AMGN  APR/99 075.0000
COM
031162100
18
90
PUT
SOLE

90


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